Non-controlling interests - Schedule of Noncontrolling Interest (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Non-controlling interests	$ 79,325	$ 118,735	$ 59,777
Catastrophe Fund
Noncontrolling Interest [Line Items]
Non-controlling interests	59,277	49,254	19,646
Catastrophe Fund Manager
Noncontrolling Interest [Line Items]
Non-controlling interests	(254)	(236)	2
Joint Venture - Third Point Advisors LLC share
Noncontrolling Interest [Line Items]
Non-controlling Interests	$ 20,302	$ 69,717	$ 40,129